Financial instruments classification	12 Months Ended
Dec. 31, 2017
Financial instruments classification
Financial instruments classification

22.        Financial instruments classification

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

	December 31, 2017			December 31, 2016
	Loans and receivables or amortized cost	At fair value through profit or loss	Total	Loans and receivables or amortized cost	At fair value through profit or loss	Total
Financial assets
Current
Cash and cash equivalents	4,328	—	4,328	4,262	—	4,262
Financial investments	18	—	18	18	—	18
Derivative financial instruments	—	106	106	—	274	274
Accounts receivable	2,600	—	2,600	3,663	—	3,663
Related parties	1,898	—	1,898	—	—	—

	8,844	106	8,950	7,943	274	8,217
Non-current
Derivative financial instruments	—	453	453	—	446	446
Loans	151	—	151	180	—	180
Related parties	2,628	—	2,628	—	—	—

	2,779	453	3,232	180	446	626

Total of financial assets	11,623	559	12,182	8,123	720	8,843

Financial liabilities
Current
Suppliers and contractors	4,041	—	4,041	3,630	—	3,630
Derivative financial instruments	—	104	104	—	414	414
Loans and borrowings	1,703	—	1,703	1,660	—	1,660
Related parties	270	—	270	353	—	353

	6,014	104	6,118	5,643	414	6,057
Non-current
Derivative financial instruments	—	686	686	—	1,225	1,225
Loans and borrowings	20,786	—	20,786	27,662	—	27,662
Related parties	975	—	975	87	—	87
Participative stockholders’ debentures	—	1,233	1,233	—	775	775

	21,761	1,919	23,680	27,749	2,000	29,749

Total of financial liabilities	27,775	2,023	29,798	33,392	2,414	35,806

The classification of financial assets and liabilities by currencies are as follows:

	December 31, 2017
	R$	US$	CAD	EUR	Others currencies	Total
Financial assets
Current
Cash and cash equivalents	1,790	2,395	48	11	84	4,328
Financial investments	1	17	—	—	—	18
Derivative financial instruments	60	46	—	—	—	106
Accounts receivable	246	2,334	6	—	14	2,600
Related parties	—	1,898	—	—	—	1,898

	2,097	6,690	54	11	98	8,950
Non-current
Derivative financial instruments	384	69	—	—	—	453
Loans	5	146	—	—	—	151
Related parties	—	2,628	—	—	—	2,628

	389	2,843	—	—	—	3,232

Total of financial assets	2,486	9,533	54	11	98	12,182

Financial liabilities
Current
Suppliers and contractors	2,464	1,108	386	49	34	4,041
Derivative financial instruments	95	9	—	—	—	104
Loans and borrowings	768	880	18	37	—	1,703
Related parties	—	270	—	—	—	270
	3,327	2,267	404	86	34	6,118
Non-current
Derivative financial instruments	638	48				686
Loans and borrowings	3,379	16,060	207	1,140	—	20,786
Related parties	78	897	—	—	—	975
Participative stockholders’ debentures	1,233	—	—	—	—	1,233
	5,328	17,005	207	1,140	—	23,680
Total of financial liabilities	8,655	19,272	611	1,226	34	29,798

	December 31, 2016
	R$	US$	CAD	EUR	Others currencies	Total
Financial assets
Current
Cash and cash equivalents	961	2,899	45	56	301	4,262
Financial investments	1	17	—	—	—	18
Derivative financial instruments	104	170	—	—	—	274
Accounts receivable	337	3,310	—	1	15	3,663

	1,403	6,396	45	57	316	8,217
Non-current
Derivative financial instruments	400	46	—	—	—	446
Loans	35	96	49	—	—	180

	435	142	49	—	—	626

Total of financial assets	1,838	6,538	94	57	316	8,843

Financial liabilities
Current
Suppliers and contractors	1,897	948	612	96	77	3,630
Derivative financial instruments	317	97	—	—	—	414
Loans and borrowings	752	827	17	64	—	1,660
Related parties	—	353	—	—	—	353

	2,966	2,225	629	160	77	6,057
Non-current
Derivative financial instruments	1,052	173	—	—	—	1,225
Loans and borrowings	5,869	19,790	209	1,794	—	27,662
Related parties	87	—	—	—	—	87
Participative stockholders’ debentures	775	—	—	—	—	775

	7,783	19,963	209	1,794	—	29,749

Total of financial liabilities	10,749	22,188	838	1,954	77	35,806